                             PERFORMANCE FUNDS TRUST

                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
                                  (THE "FUND")

                      Supplement Dated June 14, 2002 to the
              Class A and Class B Prospectus Dated October 1, 2001
          and Statement of Additional Information Dated October 1, 2001

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Fund's Prospectus and Statement of Additional Information.

Effective July 1, 2002, The Intermediate Term Government Income Fund will change its name to The Intermediate Term Income Fund.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             PERFORMANCE FUNDS TRUST

                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
                                  (THE "FUND")

                      Supplement Dated June 14, 2002 to the
            Institutional Class Prospectus Dated October 1, 2001 and Statement of Additional Information Dated October 1, 2001

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Fund's Prospectus and Statement of Additional Information.

Effective July 1, 2002, The Intermediate Term Government Income Fund will change its name to The Intermediate Term Income Fund.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE